Convertible Promissory Notes - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Promissory Notes [Line Items]
Gain (Loss) on Extinguishment of Debt				$ 71
Amortization of the debt discount [Member]
Convertible Promissory Notes [Line Items]
Interest Expense, Debt				100
Convertible Promissory Notes Payable [Member]
Convertible Promissory Notes [Line Items]
Proceeds from Debt, Net of Issuance Costs	$ 199,000
Payments of Debt Issuance Costs	$ 1,000
Debt Instrument, Maturity Date			Jun. 21, 2021
Debt Instrument, Interest Rate During Period			3.00%
Proceeds from issuance of stock			$ 50,000
Preferred stock discount rate		5.00%
Debt Conversion, Converted Instrument, Amount				211,600
Gain (Loss) on Extinguishment of Debt				$ 100
Series D Convertible Preferred Stock [Member]
Convertible Promissory Notes [Line Items]
Fair value of preferred stock disclosure			$ 199,000
Series E Convertible Preferred Stock [Member]
Convertible Promissory Notes [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion				69,151,117